Summary of Significant Accounting Policies - Summary of Customers Accounting for 10% or More of the Company's Revenue (Parentheticals) (Detail) - Rigetti Holdings [Member] - Customer Concentration Risk [Member] - Revenue Benchmark [Member]
	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Customer A [Member]
Accounting Policies [Line Items]
Concentration risk percentage	29.00%	32.00%	16.00%
Customer A [Member] | Maximum [Member]
Accounting Policies [Line Items]
Concentration risk percentage		10.00%
Customer C [Member]
Accounting Policies [Line Items]
Concentration risk percentage	19.00%	15.00%	32.00%
Customer C [Member] | Maximum [Member]
Accounting Policies [Line Items]
Concentration risk percentage			10.00%